Mortgage Servicing (Details) - MSRs $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) state	Dec. 31, 2016 USD ($)
Mortgage Servicing
Unpaid principal balance of loans serviced	$ 16,206,315	$ 13,555,086
Weighted average servicing fee (as a percent)	0.477%	0.478%
Fee-based servicing portfolio
Mortgage Servicing
Percentage of Total	100.00%	100.00%
Number of states accounted for more than 4% of UPB and related servicing revenues | state	0
Escrow Deposit	$ 477,900	$ 401,700
Fee-based servicing portfolio | Texas
Mortgage Servicing
Percentage of Total	22.00%	24.00%
Fee-based servicing portfolio | North Carolina
Mortgage Servicing
Percentage of Total	10.00%	9.00%
Fee-based servicing portfolio | California
Mortgage Servicing
Percentage of Total	8.00%	8.00%
Fee-based servicing portfolio | New York
Mortgage Servicing
Percentage of Total	8.00%	8.00%
Fee-based servicing portfolio | Georgia
Mortgage Servicing
Percentage of Total	6.00%	5.00%
Fee-based servicing portfolio | Florida
Mortgage Servicing
Percentage of Total	6.00%	4.00%
Fee-based servicing portfolio | Other
Mortgage Servicing
Percentage of Total	40.00%	42.00%
Fannie Mae
Mortgage Servicing
Unpaid principal balance of loans serviced	$ 12,502,699	$ 11,181,152
Fannie Mae | Fee-based servicing portfolio
Mortgage Servicing
Percentage of Total	77.00%	83.00%
Freddie Mac
Mortgage Servicing
Unpaid principal balance of loans serviced	$ 3,166,134	$ 1,953,245
Freddie Mac | Fee-based servicing portfolio
Mortgage Servicing
Percentage of Total	20.00%	14.00%
FHA
Mortgage Servicing
Unpaid principal balance of loans serviced	$ 537,482	$ 420,689
FHA | Fee-based servicing portfolio
Mortgage Servicing
Percentage of Total	3.00%	3.00%